Schedule of Investments (unaudited)
January 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
United States — 0.0%
Federal National Mortgage Association-ACES, Series 2017, Class A2, 2.97%, 09/25/27(a)	$59	$58,825
Total Collateralized Mortgage Obligations — 0.0% (Cost: $58,007)		58,825
Corporate Bonds & Notes
Australia — 0.9%
MTR Corp. CI Ltd., 2.50%, 11/02/26(b)	1,100	1,089,240
Norinchukin Bank (The), 1.28%, 09/22/26(c)(d)	980	962,507
Principal Life Global Funding II, 1.25%, 08/16/26(c)	1,300	1,281,385
WP Carey, Inc., 2.45%, 02/01/32	646	570,756
		3,903,888
Canada — 1.2%
Alimentation Couche-Tard, Inc., 3.63%, 05/13/51(c)	680	485,099
Brookfield Finance, Inc., 2.72%, 04/15/31	955	875,574
Manulife Financial Corp., 3.70%, 03/16/32	1,470	1,407,307
Royal Bank of Canada, 1.15%, 07/14/26	1,469	1,451,061
Toronto-Dominion Bank (The), 5.26%, 12/11/26(d)	1,092	1,105,203
		5,324,244
Chile — 0.9%
Colbun SA
3.15%, 01/19/32(b)	1,340	1,221,101
5.38%, 09/11/35(b)	900	901,971
Engie Energia Chile SA, 6.38%, 04/17/34(b)	1,050	1,117,751
Inversiones CMPC SA, 4.38%, 04/04/27(b)	980	981,253
		4,222,076
China — 3.0%
Agricultural Bank of China Ltd./New York, 2.00%, 01/18/27(b)	600	588,997
Amipeace Ltd., 1.75%, 11/09/26(b)	700	688,289
Baidu, Inc., 2.38%, 08/23/31(d)	1,305	1,183,040
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	1,200	1,192,710
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(b)	200	201,859
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(b)	800	806,551
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(b)	800	801,136
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(b)	500	491,913
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(b)	800	804,864
Industrial & Commercial Bank of China Ltd., 4.13%, 05/21/28(b)	500	503,386
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(b)	1,800	1,769,326
5.38%, 10/25/26(b)	1,900	1,917,995
Lenovo Group Ltd., 6.54%, 07/27/32(b)	1,205	1,316,974
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	860	679,932
Xingcheng Bvi Ltd., 2.38%, 10/08/26(b)	600	586,930
		13,533,902
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(c)	1,465	1,559,674
Security	Par (000)	Value
France — 0.5%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.91%)(a)(c)	$2,045	$2,024,484
Germany — 4.8%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	1,570	1,565,481
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30(d)	3,512	3,057,833
1.00%, 10/01/26	5,756	5,654,835
1.75%, 09/14/29	3,937	3,682,033
4.38%, 02/28/34	3,670	3,725,656
RWE Finance U.S. LLC
5.13%, 09/18/35(c)	1,920	1,907,120
5.88%, 04/16/34(c)	1,870	1,963,353
		21,556,311
Hong Kong — 1.4%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(b)	400	394,018
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(b)	900	807,836
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(b)	1,300	1,281,726
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(b)	900	894,888
MTR Corp. Ltd., 1.63%, 08/19/30(b)	2,280	2,064,619
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(b)	900	890,066
		6,333,153
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(b)	1,300	1,374,367
India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)(d)	1,090	1,029,682
3.84%, 12/13/27(b)	1,000	992,551
Power Finance Corp. Ltd., 3.75%, 12/06/27(b)	900	890,118
REC Ltd.
3.88%, 07/07/27(b)	900	893,640
4.75%, 09/27/29(b)	1,040	1,050,394
5.63%, 04/11/28(b)	1,450	1,486,464
		6,342,849
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	730	740,356
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	1,400	1,354,068
		2,094,424
Japan — 3.6%
Aozora Bank Ltd.
5.90%, 03/02/26(b)	400	400,518
5.90%, 09/08/26(b)	500	503,984
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,268	2,235,500
2.97%, 03/10/32	1,534	1,403,453
Marubeni Corp., 1.58%, 09/17/26(b)	900	885,731
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(c)(d)	575	510,267
Mizuho Financial Group, Inc.
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	960	930,496
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	2,675	2,778,385
Norinchukin Bank(The)
4.87%, 09/14/27(c)	775	782,829
5.09%, 10/16/29(c)	950	970,883
5.43%, 03/09/28(c)(d)	1,110	1,135,143

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/29	$1,105	$1,054,304
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(c)(d)	795	792,309
2.80%, 03/10/27(c)	940	928,880
5.50%, 03/09/28(c)(d)	1,015	1,045,637
		16,358,319
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(b)	900	928,408
Netherlands — 1.3%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(c)	2,045	1,950,089
Cooperatieve Rabobank UA, 1.11%, 02/24/27, (1-year CMT + 0.55%)(a)(c)	1,975	1,971,256
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(c)(d)	2,030	2,025,758
		5,947,103
Philippines — 0.1%
Philippine National Bank, 4.85%, 10/23/29(b)	550	558,237
Portugal — 0.4%
EDP Finance BV, 1.71%, 01/24/28(c)	1,655	1,579,784
Saudi Arabia — 5.6%
Gaci First Investment Co.
4.75%, 02/14/30(b)	3,500	3,522,064
4.88%, 02/14/35(b)	3,900	3,826,432
5.00%, 10/13/27(b)	2,000	2,021,671
5.13%, 02/14/53(b)	3,300	2,881,009
5.25%, 10/13/32(b)	3,370	3,441,996
5.38%, 10/13/2122(b)	1,000	848,879
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(b)	2,400	2,424,449
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(b)	1,300	1,182,186
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(b)	2,350	2,333,511
5.49%, 02/18/35(b)	2,400	2,469,127
		24,951,324
South Korea — 3.1%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(b)	600	603,619
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(b)	825	843,428
Hyundai Capital Services, Inc.
1.25%, 02/08/26(b)	925	924,527
2.50%, 01/24/27(b)	650	639,962
Kia Corp.
1.75%, 10/16/26(b)	750	737,433
2.75%, 02/14/27(b)	530	522,414
Korea Ocean Business Corp., 4.63%, 05/09/30(b)	200	202,935
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(b)	980	996,701
LG Chem Ltd., 3.63%, 04/15/29(b)	945	922,984
LG Energy Solution Ltd.
5.38%, 07/02/29(b)	1,485	1,531,545
5.50%, 07/02/34(b)	845	867,845
5.63%, 09/25/26(b)	825	831,922
5.75%, 09/25/28(b)	1,125	1,163,438
5.88%, 04/02/35(b)	1,500	1,552,360
Security	Par (000)	Value
South Korea (continued)
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(d)	$1,090	$1,077,561
SK Battery America, Inc., 4.88%, 01/23/27(b)	600	604,191
		14,022,865
Supranational — 0.5%
New Development Bank, 5.13%, 04/26/26(b)	2,100	2,103,767
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(c)	1,990	1,955,119
United Arab Emirates — 6.7%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(b)	900	904,762
5.50%, 01/12/29(b)	1,300	1,344,861
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(b)	900	913,899
4.88%, 05/21/30(b)	1,050	1,063,198
4.88%, 07/25/33(b)	1,400	1,401,897
5.25%, 07/25/34(b)	1,100	1,120,035
5.38%, 05/21/35(b)	800	822,961
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(b)	1,950	1,951,911
4.75%, 03/09/37(b)	1,600	1,548,874
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	900	931,321
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	1,300	1,296,433
5.25%, 03/25/35(b)	600	598,874
5.50%, 05/16/34(b)	1,700	1,753,353
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(b)	1,000	1,018,425
DP World Crescent Ltd., 5.50%, 09/13/33(b)	3,000	3,086,230
Emirates NBD Bank PJSC, 5.88%, 10/11/28(b)	1,500	1,565,636
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(b)	1,200	1,217,933
5.13%, 10/13/27(b)	1,375	1,398,273
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	1,200	1,170,827
4.64%, 05/14/29(b)	1,400	1,402,478
5.00%, 06/01/33(b)	800	807,418
National Central Cooling Co. PJSC, 5.28%, 03/05/30(b)	1,400	1,433,177
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	1,283	1,102,300
		29,855,076
United States — 36.1%
AES Andes SA, 6.30%, 03/15/29(b)	750	776,887
AES Corp.(The)
2.45%, 01/15/31(d)	1,968	1,789,850
5.45%, 06/01/28	1,615	1,657,749
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	1,695	1,438,488
2.95%, 03/15/34	1,532	1,316,757
3.80%, 04/15/26(d)	679	678,579
4.75%, 04/15/35	972	938,097
American Homes 4 Rent LP, 5.50%, 02/01/34	1,167	1,195,194
Apple, Inc., 3.00%, 06/20/27	2,145	2,128,605
Arizona Public Service Co., 2.65%, 09/15/50	764	457,635
AvalonBay Communities, Inc.
1.90%, 12/01/28	863	817,705
2.05%, 01/15/32(d)	1,310	1,152,129
Avangrid, Inc., 3.80%, 06/01/29	1,430	1,411,455
Boston Properties LP
2.45%, 10/01/33	1,675	1,384,465
2.55%, 04/01/32	1,605	1,402,706

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
3.40%, 06/21/29	$1,570	$1,524,829
4.50%, 12/01/28	2,025	2,039,142
6.50%, 01/15/34	1,400	1,502,218
6.75%, 12/01/27	1,465	1,531,501
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	1,455	994,052
Series 20A, 3.35%, 04/01/30	1,302	1,262,048
Series 20B, 3.95%, 04/01/50	1,900	1,475,775
Dominion Energy, Inc., Series C, 2.25%, 08/15/31(d)	1,626	1,451,937
DTE Electric Co.
3.95%, 03/01/49	1,226	967,682
Series A, 1.90%, 04/01/28	1,242	1,192,759
Series A, 4.05%, 05/15/48	991	801,596
Series B, 3.25%, 04/01/51(d)	815	560,257
Series B, 3.65%, 03/01/52	764	563,004
Duke Energy Carolinas LLC, 3.95%, 11/15/28(d)	1,280	1,281,874
Duke Energy Florida LLC, 2.50%, 12/01/29(d)	1,435	1,356,399
Duke Energy Progress LLC
3.45%, 03/15/29(d)	1,223	1,205,563
5.10%, 03/15/34	935	959,898
Equinix, Inc.
1.55%, 03/15/28	1,302	1,238,858
2.50%, 05/15/31	2,000	1,810,769
3.90%, 04/15/32	2,340	2,249,775
ERP Operating LP
1.85%, 08/01/31	974	860,989
4.15%, 12/01/28	906	910,243
Evergy Kansas Central, Inc., 2.55%, 07/01/26(d)	641	637,526
Federal Realty OP LP
1.25%, 02/15/26	777	776,096
5.38%, 05/01/28	723	741,513
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)	1,053	1,035,025
Ford Motor Co.
3.25%, 02/12/32	4,852	4,321,456
6.10%, 08/19/32	3,317	3,449,058
General Motors Co.
5.40%, 10/15/29(d)	2,101	2,177,530
5.60%, 10/15/32	2,401	2,508,515
Georgia Power Co., 3.25%, 04/01/26	597	596,376
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(d)	1,115	1,143,281
6.38%, 07/01/34	1,915	1,955,069
6.75%, 07/15/35	855	895,252
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(c)	1,302	1,295,023
3.75%, 09/15/30(c)(d)	659	614,624
8.00%, 06/15/27(c)(d)	837	867,648
Healthpeak OP LLC
1.35%, 02/01/27	917	893,785
2.13%, 12/01/28	1,073	1,016,705
Host Hotels & Resorts LP
5.70%, 07/01/34	1,160	1,196,762
Series H, 3.38%, 12/15/29	1,263	1,215,433
Series I, 3.50%, 09/15/30	1,578	1,503,413
Series J, 2.90%, 12/15/31	716	648,339
Interstate Power and Light Co.
3.50%, 09/30/49(d)	488	350,499
3.60%, 04/01/29	571	561,583
4.10%, 09/26/28(d)	930	931,649
Security	Par (000)	Value
United States (continued)
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.33%)(a)	$3,844	$3,903,625
Kilroy Realty LP
2.50%, 11/15/32	795	664,075
2.65%, 11/15/33	832	680,911
4.75%, 12/15/28	835	839,323
Kimco Realty OP LLC, 2.70%, 10/01/30	960	900,447
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(c)(d)	1,128	1,022,650
Massachusetts Institute of Technology, 3.96%, 07/01/38	700	646,840
MidAmerican Energy Co.
2.70%, 08/01/52(d)	965	592,410
3.10%, 05/01/27(d)	832	826,321
3.15%, 04/15/50	1,203	811,806
3.65%, 04/15/29	1,600	1,585,049
3.65%, 08/01/48	1,305	979,138
3.95%, 08/01/47	892	707,713
4.25%, 07/15/49	1,692	1,388,590
5.30%, 02/01/55	1,145	1,085,806
5.35%, 01/15/34	645	671,105
5.85%, 09/15/54	1,935	1,983,538
New York State Electric & Gas Corp.
5.05%, 08/15/35(c)	590	592,567
5.30%, 08/15/34(c)	929	956,830
5.65%, 08/15/28(c)	720	746,170
5.85%, 08/15/33(c)	787	834,081
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28	3,013	2,874,945
Niagara Mohawk Power Corp.
1.96%, 06/27/30(c)	1,130	1,023,799
5.78%, 09/16/52(c)	940	927,834
NiSource, Inc., 5.00%, 06/15/52	691	609,252
Norinchukin Bank (The), 2.08%, 09/22/31(c)(d)	1,040	907,778
Northern States Power Co./MN
2.25%, 04/01/31	860	780,407
2.60%, 06/01/51(d)	1,303	793,915
2.90%, 03/01/50	1,120	733,399
3.20%, 04/01/52	869	592,601
4.50%, 06/01/52	1,075	910,675
5.40%, 03/15/54	1,353	1,308,670
NSTAR Electric Co.
3.10%, 06/01/51	617	412,932
3.25%, 05/15/29	825	804,116
3.95%, 04/01/30	788	779,424
4.95%, 09/15/52	766	687,342
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	791	772,764
Pacific Life Global Funding II, 1.38%, 04/14/26(c)	1,465	1,457,288
PacifiCorp
2.90%, 06/15/52	1,918	1,131,710
5.50%, 05/15/54	2,296	2,071,046
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	419,562
Prologis LP
1.25%, 10/15/30	1,426	1,248,546
4.63%, 01/15/33(d)	1,268	1,274,480
Prudential Financial, Inc., 1.50%, 03/10/26	936	933,715
Public Service Co. of Colorado
3.70%, 06/15/28	721	716,950
4.10%, 06/15/48	560	445,298
5.75%, 05/15/54(d)	1,426	1,425,968
Series 34, 3.20%, 03/01/50	1,008	684,004
Series 36, 2.70%, 01/15/51	745	450,622

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	$873	$774,395
Series K, 3.15%, 08/15/51(d)	715	467,123
Puget Sound Energy, Inc.
5.45%, 06/01/53	744	716,943
5.69%, 06/15/54	821	811,912
Rexford Industrial Realty LP, 2.15%, 09/01/31	730	640,430
RWE Finance U.S. LLC
5.88%, 09/18/55(c)	1,995	1,959,951
6.25%, 04/16/54(c)	1,955	2,017,344
Solar Star Funding LLC, 5.38%, 06/30/35(c)	1,187	1,207,058
Southwestern Electric Power Co., 3.25%, 11/01/51	1,292	850,243
Southwestern Public Service Co.
3.75%, 06/15/49(d)	545	405,692
Series 8, 3.15%, 05/01/50	1,177	774,623
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,546	1,434,952
Tucson Electric Power Co., 1.50%, 08/01/30	591	524,783
UDR, Inc.
1.90%, 03/15/33	765	629,661
3.10%, 11/01/34	615	531,352
Union Electric Co., 2.63%, 03/15/51	1,100	663,242
Union Pacific Corp., 4.95%, 09/09/52	1,171	1,066,647
Verizon Communications, Inc.
1.50%, 09/18/30	2,033	1,795,322
2.85%, 09/03/41	1,917	1,376,235
3.88%, 02/08/29(d)	1,931	1,925,129
3.88%, 03/01/52(d)	1,892	1,400,716
5.05%, 05/09/33(d)	1,920	1,964,624
5.50%, 02/23/54(d)	1,945	1,861,324
Welltower OP LLC
2.70%, 02/15/27(d)	1,115	1,102,052
3.85%, 06/15/32	1,077	1,040,307
Wisconsin Electric Power Co., 4.75%, 09/30/32	1,010	1,029,927
Wisconsin Power and Light Co.
1.95%, 09/16/31	579	507,024
3.95%, 09/01/32	1,160	1,117,333
4.95%, 04/01/33	601	609,490
5.38%, 03/30/34	657	678,098
Wisconsin Public Service Corp., 2.85%, 12/01/51(d)	845	534,874
Xylem, Inc./New York
1.95%, 01/30/28(d)	1,190	1,147,131
2.25%, 01/30/31(d)	1,030	933,013
		161,716,616
Total Corporate Bonds & Notes — 73.2% (Cost: $330,997,603)		328,245,990
Foreign Government Obligations(e)
Canada — 0.9%
CDP Financial, Inc., 1.00%, 05/26/26(c)	1,950	1,932,703
Export Development Canada, 4.75%, 06/05/34	1,835	1,907,664
		3,840,367
Chile — 1.3%
Chile Government International Bonds
2.55%, 01/27/32	2,829	2,530,538
3.50%, 01/25/50	4,525	3,305,139
		5,835,677
Denmark — 0.5%
Kommunekredit, 5.13%, 11/01/27(b)	2,000	2,047,537
Security	Par (000)	Value
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(c)	$1,800	$1,791,600
Hong Kong — 4.9%
Airport Authority
1.75%, 01/12/27(c)	2,020	1,980,637
4.75%, 01/12/28(c)	1,880	1,912,406
Hong Kong Government International Bonds
0.63%, 02/02/26(c)	2,335	2,335,000
1.38%, 02/02/31(c)(d)	1,960	1,739,099
1.75%, 11/24/31(b)	1,600	1,425,324
2.38%, 02/02/51(c)	800	507,672
4.00%, 06/07/28(c)(d)	1,450	1,461,483
4.00%, 06/07/33(c)	1,650	1,619,654
4.13%, 06/10/30(c)(d)	2,000	2,023,311
4.25%, 06/07/26(c)	800	801,395
4.25%, 07/24/27(c)	2,100	2,120,463
4.50%, 01/11/28(c)	1,710	1,738,281
4.63%, 01/11/33(c)	1,500	1,529,963
5.25%, 01/11/53(c)	820	858,019
		22,052,707
Indonesia — 1.6%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(b)(d)	2,080	1,480,710
4.70%, 06/06/32(b)(d)	2,800	2,818,581
5.20%, 07/23/35(b)	2,200	2,221,185
5.50%, 07/02/54(b)	680	669,303
		7,189,779
Israel — 0.8%
Israel Government International Bonds, 4.50%, 01/17/33	3,675	3,585,759
Japan — 0.7%
Japan Bank for International Cooperation
1.63%, 01/20/27(d)	1,335	1,307,231
4.38%, 10/05/27	950	959,429
4.88%, 10/18/28(d)	850	873,400
		3,140,060
Peru — 0.2%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(b)	1,040	1,044,451
Qatar — 1.1%
Qatar Government International Bonds
4.63%, 05/29/29(b)	2,000	2,040,589
4.75%, 05/29/34(b)	2,800	2,877,344
		4,917,933
Senegal — 4.0%
European Investment Bank
0.63%, 10/21/27	585	556,614
3.75%, 02/14/33	9,470	9,285,360
4.38%, 10/10/31	7,852	8,035,451
		17,877,425
South Korea — 1.2%
Export-Import Bank of Korea
1.75%, 10/19/28(b)	1,905	1,805,521
2.13%, 01/18/32(d)	2,030	1,814,208
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(b)	900	920,349
Korea Water Resources Corp., 4.38%, 05/21/27(b)	700	703,878
		5,243,956

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational — 5.5%
Arab Energy Fund(The)
1.48%, 10/06/26(c)(d)	$1,140	$1,120,070
5.43%, 05/02/29(c)	1,200	1,240,188
Asian Development Bank
1.75%, 08/14/26(d)	1,175	1,162,540
2.38%, 08/10/27(d)	867	851,829
3.13%, 09/26/28(d)	1,505	1,485,988
CIF Capital Markets Mechanism PLC, 4.75%, 01/22/28(b)	1,000	1,017,525
European Investment Bank
0.75%, 09/23/30	2,876	2,505,276
1.63%, 10/09/29	1,909	1,774,391
1.63%, 05/13/31	3,670	3,280,943
2.13%, 04/13/26(d)	2,810	2,801,025
2.38%, 05/24/27	2,851	2,806,588
International Finance Corp., 2.13%, 04/07/26	2,230	2,223,387
New Development Bank (The), 4.68%, 11/07/27(b)	2,600	2,632,611
		24,902,361
Total Foreign Government Obligations — 23.1% (Cost: $104,883,128)		103,469,612
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	660	574,220
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(d)	600	509,154
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	380	385,157
University of Michigan RB, Class B, 3.50%, 04/01/52	600	442,510
Total Municipal Debt Obligations — 0.4% (Cost: $2,148,735)		1,911,041
Total Long-Term Investments — 96.7% (Cost: $438,087,473)		433,685,468
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	23,492,504	$23,504,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	13,640,000	13,640,000
Total Short-Term Securities — 8.3% (Cost: $37,132,805)		37,144,250
Total Investments — 105.0% (Cost: $475,220,278)		470,829,718
Liabilities in Excess of Other Assets — (5.0)%		(22,509,295)
Net Assets — 100.0%		$448,320,423

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,623,998	$880,190 (a)	$—	$439	$(377)	$23,504,250	23,492,504	$30,055 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,150,000	1,490,000 (a)	—	—	—	13,640,000	13,640,000	82,215	—
				$439	$(377)	$37,144,250		$112,270	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® USD Green Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$58,825	$—	$58,825
Corporate Bonds & Notes	—	328,245,990	—	328,245,990
Foreign Government Obligations	—	103,469,612	—	103,469,612
Municipal Debt Obligations	—	1,911,041	—	1,911,041
Short-Term Securities
Money Market Funds	37,144,250	—	—	37,144,250
	$37,144,250	$433,685,468	$—	$470,829,718

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company

RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate